Finance income (expense) (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule For Finance Income And Expense [Line Items]
Interest received	$ 1,731	$ 279	$ 47
Other interest, net and banking fees	(46)	(24)	(31)
Finance income (expense) (paid) received	1,685	255	(73)
MIOP loan
Schedule For Finance Income And Expense [Line Items]
Interest paid	$ 0	$ 0	$ (89)